General	9 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General	GENERAL
Golar LNG Limited (the “Company” or “Golar”) was incorporated in Hamilton, Bermuda on May 10, 2001. Golar is listed on the Nasdaq under the ticker symbol: “GLNG”.

We design, construct, own and operate marine infrastructure for the liquefaction of natural gas and are the leading provider of floating liquefaction natural gas (“FLNG”) as a service to gas resource owners. We believe that natural gas has a critical role to play in providing cleaner energy for many years to come. Our pioneering infrastructure solutions are designed to provide safe, competitive and more sustainable ways of liquefying gas across the world. We provide market leading FLNG operations and utilize our balance sheet flexibility to maximize shareholder returns through accretive FLNG projects. We offer gas resource holders, developers, and customers a proven, low-cost, and low-risk solution to quickly monetize stranded gas reserves through our industry-leading FLNG operational track record and strong FLNG growth prospects.

As of September 30, 2025, our fleet consisted of two operational FLNG vessels:
•FLNG Hilli Episeyo (the “FLNG Hilli”), operating offshore Cameroon, FLNG Hilli remains under contract until July 2026. In May 2025, we finalized agreements with Southern Energy S.A. (“SESA”) for a 20-year charter commencing in 2027. The SESA agreements achieved final investment decision (“FID”), with all conditions precedent fulfilled. SESA is a joint venture which will oversee gas procurement, operations, and liquified natural gas (“LNG”) sales from Argentina; and
•FLNG Gimi (the “FLNG Gimi”), which successfully achieved Commercial Operations Date (“COD”) in June 2025, and commenced its 20-year Lease and Operate Agreement (“LOA”) offshore Mauritania and Senegal. This milestone marks a significant expansion of our FLNG capacity and the continued execution of our long-term growth strategy.
Our third FLNG unit (the “MKII FLNG”) is currently under development pursuant to an Engineering, Procurement, and Construction (“EPC”) contract with CIMC Raffles (“CIMC”). In May 2025, we entered into definitive agreements with SESA for a 20-year charter of the converted MKII FLNG unit, targeted to begin upon COD in 2028. In August 2025, these definitive agreements reached FID and in October 2025 all conditions precedent and customary closing conditions were satisfactorily met. Refer to note 22 “Subsequent Events” of our unaudited condensed consolidated financial statements.
As used herein and unless otherwise required by the context, the terms “Golar”, the “Company”, “we”, “our”, “us” and words of similar import refer to Golar or any one or more of its consolidated subsidiaries, or to all such entities.

Going concern

The unaudited condensed consolidated financial statements have been prepared on a going concern basis.

In October 2025, the Company successfully completed a $500 million senior unsecured notes offering (the “2025 Senior Unsecured Notes”), maturing on October 2, 2030. The proceeds from this corporate debt offering strengthened the Company’s balance sheet and liquidity position.

Following this transaction, management has updated its cash flow forecasts covering a period of twelve months from the date of these financial statements. Based on these forecasts, management believes the Company has sufficient liquidity to meet its obligations as they fall due throughout the period of twelve months from the date of financial statements issuance.

Accordingly, management has concluded that the use of the going concern basis of preparation remains appropriate for these unaudited condensed consolidated financial statements.